QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/08
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund;
Eastern European Equity Fund; and
REMS Real Estate Value-Opportunity Fund

                       DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

 Number
   of                                                                  Market
 shares                   Security Description                          Value
---------- ---------------------------------------------------        ----------
---------- ---------------------------------------------------        ----------


           COMMON STOCK                                       34.37%

           APARTMENTS:                                         3.45%
    1,000  AVALONBAY COMMUNITIES INC.                                  $ 96,520
    1,700  BOARDWALK EQUITIES                                            62,764
    2,200  BRE PROPERTIES CLASS A                                       100,232
    2,600  CANADIAN APARTMENT PROPERTIES REAL ESTATE INVESTMENT TRUST (CA40,146
    2,000  ESSEX PROPERTY TRUST                                         227,960
    5,100  NORTHERN PROPERTY REAL ESTATE INVESTMENT TRUST (CANADA)      103,173
                                                                      ----------
                                                                      ----------
                                                                         630,795
                                                                      ----------
                                                                      ----------

           HEALTHCARE:                                         3.24%
    4,500  HCP, INC.                                                    152,145
    8,700  SENIOR HOUSING PROPERTY                                      206,190
    5,200  VENTAS, INC.                                                 233,532
                                                                      ----------
                                                                      ----------
                                                                         591,867
                                                                      ----------
                                                                      ----------

           HOTELS:                                             1.34%
    5,600  GAYLORD ENTERTAINMENT CO.                                    169,624
    2,600  LASALLE HOTEL                                                 74,698
                                                                      ----------
                                                                      ----------
                                                                         244,322
                                                                      ----------
                                                                      ----------

           INDUSTRIAL:                                         1.24%
    2,100  AMB PROPERTY CORP.                                           114,282
    1,900  PROLOGIS                                                     111,834
                                                                      ----------
                                                                      ----------
                                                                         226,116
                                                                      ----------
                                                                      ----------

           NET LEASE:                                          2.12%
    2,000  ENTERTAINMENT PROPERTIES TRUST                                98,660
   11,300  REALTY INCOME CORPORATION                                    289,506
                                                                      ----------
                                                                      ----------
                                                                         388,166
                                                                      ----------
                                                                      ----------

           OFFICE/CENTRAL BUSINESS DISTRICT:                   3.82%
    3,200  BOSTON PROPERTIES INC.                                       294,624
   13,100  DOUGLAS EMMETT INC.                                          288,986
    1,400  SL GREEN REALTY CORP.                                        114,058
                                                                      ----------
                                                                      ----------
                                                                         697,668
                                                                      ----------
                                                                      ----------

           OFFICE/SUBURBAN:                                    3.21%
    1,600  ALEXANDRIA REAL ESTATE EQUITIES, INC.                        149,382
    2,200  ALLIED PROPERTIES REAL INVESTMENT TRUST (CANADA)              41,633
    2,900  CORPORATE OFFICE PROPERTIES TRUS                              97,469
    8,400  DIGITAL REALTY TRUST INC.                                    298,200
                                                                      ----------
                                                                      ----------
                                                                         586,684
                                                                      ----------
                                                                      ----------

           OTHER REAL ESTATE COMPANIES:                        4.40%
   80,000  SOCOVESA SA ADR 144A                                         804,000
                                                                      ----------
                                                                      ----------

           REALTY/DIVERSIFIED:                                 3.24%
    1,900  CANADIAN  REAL ESTATE INVESTMENT TRUST (CANADA)               49,723
    1,900  COUSINS PROPERTY                                              46,949
    2,200  DUNDEE REAL ESTATE (CANADA)                                   69,520
    4,200  VORNADO REALTY TRUST                                         362,082
  133,000  ZHONG AN REAL ESTATE LTD. (HONG KONG)\                        64,256
                                                                      ----------
                                                                      ----------
                                                                         592,530
                                                                      ----------
                                                                      ----------

           REGIONAL MALLS:                                     3.47%
    1,900  MACERICH CO.                                                 133,513
    3,200  RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)                  64,448
    3,300  SIMON PROPERTY GROUP INC.                                    306,603
    2,500  TAUBMAN CENTERS INC.                                         130,250
                                                                      ----------
                                                                      ----------
                                                                         634,814
                                                                      ----------
                                                                      ----------

           SELF STORAGE:                                       1.50%
    2,700  EXTRA STORAGE SPACE                                           43,713
    2,600  PUBLIC STORAGE INC.                                          230,412
                                                                      ----------
                                                                      ----------
                                                                         274,125
                                                                      ----------
                                                                      ----------

           SHOPPING CENTER:                                    3.34%
    2,000  CALLOWAY REALTY INVESTMENT TRUST (CANADA)                     39,280
    5,500  FEDERAL REALTY  INVESTMENT TRUST                             428,725
    2,500  KIMCO REALTY CORP.                                            97,925
    2,800  PRIMARIS RETAIL REAL ESTATE (CANADA)                          45,332
                                                                      ----------
                                                                      ----------
                                                                         611,262
                                                                      ----------
                                                                      ----------

           TOTAL COMMON STOCK                                        $ 6,282,349
                                                                      ----------
                                                                      ----------


           PREFERRED STOCK:                                   65.63%

           APARTMENTS:                                         5.13%
      200  APARTMENT INVESTMENT & MANAGEMENT CO., SERIES G, 9.375%      $ 4,898
   18,500  APARTMENT INVESTMENT & MANAGEMENT CO., SERIES U, 7.750%      418,655
   21,300  ASSOCIATED ESTATES REALTY CORP., SERIES B, 8.700%            514,395
                                                                      ----------
                                                                      ----------
                                                                         937,948
                                                                      ----------
                                                                      ----------
           HOTELS:                                            11.25%
   21,000  ASHFORD HOSPITALITY TRUST, SERIES A, 8.550%                  388,500
   22,200  FELCOR LODGING TRUST INC., SERIES C, 8.000%                  436,230
      200  HERSHA HOSPITALITY TRUST, SERIES A, 8.000%                     4,200
    7,400  STRATEGIC HOTELS & RESORTS INC. 1444A , SERIES A, 8.500%     139,490
   56,800  STRATEGIC HOTELS & RESORTS INC.,  SERIES C, 8.250%         1,058,184
    1,600  SUNSTONE HOTEL INVESTORS INC., SERIES A, 8.000%               30,000
                                                                      ----------
                                                                      ----------
                                                                       2,056,604
                                                                      ----------
                                                                      ----------

           NET LEASE:                                          4.34%
   35,300  ENTERTAINMENT PROPERTIES TRUST, SERIES B, 7.750%             794,250
                                                                      ----------
                                                                      ----------

           OFFICE/CENTRAL BUSINESS DISTRICT:                   1.94%
   30,000  MAGUIRE PROPERTIES INC., SERIES A, 7.625%                    354,000
                                                                      ----------
                                                                      ----------

           OFFICE/SUBURBAN:                                   24.54%
   55,000  BIOMED REALTY TRUST INC., SERIES A, 7.375%                 1,221,000
   67,900  BRANDYWINE REALTY TRUST, SERIES D, 7.375%                  1,337,630
   12,900  CORPORATE OFFICE PROPERTIES TRUST, SERIES H, 7.500%          307,407
   19,700  DIGITAL REALTY TRUST INC., SERIES A, 8.500%                  452,903
   45,800  DIGITAL REALTY TRUST INC., SERIES B, 7.875%                  984,700
    8,200  PS BUSINESS PARKS, INC., SERIES O, 7.375%                    182,122
                                                                      ----------
                                                                      ----------
                                                                       4,485,762
                                                                      ----------
                                                                      ----------

           REGIONAL MALLS:                                     2.39%
   18,800  TAUBMAN CENTERS INC., SERIES G, 8.000%                       436,724
                                                                      ----------
                                                                      ----------

           SHOPPING CENTER:                                    2.97%
   25,300  DEVELOPERS DIVERSIFIED REALTY CORP., SERIES H, 7.375%        542,179
                                                                      ----------
                                                                      ----------

           SPECIALTY FINANCE:                                 13.08%
   37,000  CAPITAL LEASE FUNDING INC., SERIES A, 8.125%                 778,850
   40,000  GRAMERCY CAPITAL CORP., SERIES A, 8.125%                     730,000
   25,000  NORTHSTAR REALTY FINANCE CORP, SERIES A, 8.750%              352,500
   40,000  NORTHSTAR REALTY FINANCE CORP, SERIES B, 8.250%              530,000
                                                                      ----------
                                                                      ----------
                                                                       2,391,350
                                                                      ----------
                                                                      ----------

           TOTAL PREFERRED STOCK                                    $ 11,998,817
                                                                      ----------
                                                                      ----------

                                                                      ----------
                                                                      ----------
           TOTAL SECURITIES                                 100.00% $ 18,281,166
                                                            ======= ==========
                                                            ======= ==========


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

 Valuation Inputs:                                    Investment in Securities:
 -----------------                                    -------------------------
 Level 1 - Quoted Prices                                    $ 18,281,166
 Level 2 - Other Significant Observable Inputs                      -
 Level 3 - Significant Unobservable Inputs
                                                            -----------
                                                            -----------
                       Total:                               $ 18,281,166
                                                            -----------

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

   Number of                              % of           Market
   Shares   Security Description        Net Assets        Value
   -        -                           --------------------
            Common Stocks:                 76.85%

            Austria:                       23.33%
    40,000  CA Immobilien Anlagen                       $ 854,410
   124,527  CA Immobilien International                 1,977,239
    22,134  Erste Bank Der Oesterspar                   1,435,498
   150,000  ECO Eastern Europe R/EST                    2,369,850
   250,000  Immoeast AG                                 2,409,348
   400,000  Meinl European Land Ltd.                    2,698,469
   280,000  Uralchimplast Beteiligungs                  2,658,656
                                                        ----------
                                                        ----------
                                                       14,403,470
                                                        ----------
                                                        ----------

            Bulgaria:                       4.00%
   2,090,000Bulgarian Property Development              2,468,944
                                                        ----------
                                                        ----------

            Czech Republic:                 6.94%
    15,000  ORCO Property Group                         1,366,871
     4,000  Philip Morris CR                            1,120,647
    35,000  Telefonica 02 Czech Republic                1,797,528
                                                        ----------
                                                        ----------
                                                        4,285,046
                                                        ----------
                                                        ----------

            Germany:                        1.93%
   683,775  Magnat Real Estate Opps                     1,188,326
                                                        ----------
                                                        ----------

            Great Britain:                 12.33%
   144,000  Equest Investments Balkans                  3,037,662
   136,000  Highland Gold Mining Ltd.                     571,755
   590,000  Lewis Charles Romania Property Fund Ltd.    1,361,736
   570,000  Regal Petroleum PLC                         1,380,647
   110,000  Ukraine Opportunity Trust PL                1,193,500
    22,000  Ukraine Opportunity Trust PL Ord               63,800
                                                        ----------
                                                        ----------
                                                        7,609,100
                                                        ----------
                                                        ----------

            Hungary:                       16.05%
   298,020  Ablon Group                                 1,139,001
    12,500  Egis RT                                     1,357,125
     8,000  Gedeon Richter Ltd GDR Reg S                1,654,401
   1,170,000Magyar Telekom Telecomm                     5,757,132
                                                        ----------
                                                        ----------
                                                        9,907,659
                                                        ----------
                                                        ----------

            Israel:                         5.58%
   375,000  Bank Hapoalim Ltd.                          1,439,458
   470,000  Bank Leumi Le-Israel                        2,003,105
                                                        ----------
                                                        ----------
                                                        3,442,563
                                                        ----------
                                                        ----------

            Poland:                         4.82%
   300,000  Telekomunikacja Polska SA                   2,974,028
                                                        ----------
                                                        ----------

            Russia:                         1.04%
         1  Joint Stock Company Open GDR                       28
    20,000  AFK Sistema Regs Spons GDR                    642,000
                                                        ----------
                                                        ----------
                                                          642,028
                                                        ----------
                                                        ----------

            Sweden:                         0.84%
    50,000  Black Earth Farming Ltd.-SDR                  517,250
                                                        ----------
                                                        ----------


            TOTAL SECURITIES               76.85%       $47,438,414
            CASH AND CASH EQUIVALENTS      23.15%       $14,289,520
                                        ----------      ----------
                                        ----------      ----------
            TOTAL INVESTMENTS             100.00%       $61,727,934
                                        ==========      ==========
                                        ==========      ==========

   FAS 157 Footnote Disclosure:

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

   The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

   Valuation Inputs:                           Investment in Securities:

   Level 1 - Quoted Prices                            $ 47,438,414
   Level 2 - Other Significant Observable Inputs                -
   Level 3 - Significant Unobservable Inputs                    -
                                                        ----------
                                                        ----------
                  Total:                              $ 47,438,414
                                                        ----------

                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                  (unaudited)

 Number                                                          Market
 of shares   Security Description                                Value
----------  ------------------------------------------          ---------
----------  ------------------------------------------          ---------

            LONG POSITIONS
            COMMON STOCKS                              84.15%


            DIVERSIFIED/OTHER:                         17.26%
   85,300   ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND       5,553,030
   52,000   MI DEVELOPMENTS                                     1,493,440
   13,800   VORNADO REALTY TRUST                                1,189,698
                                                                ---------
                                                                ---------
                                                                8,236,168
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 7.31%
   80,500   BIOMED REALTY TRUST                                 1,923,145
   59,800   HEALTHCARE REALTY TRUST, INC.                       1,563,770
                                                                ---------
                                                                ---------
                                                                3,486,915
                                                                ---------
                                                                ---------

            HOTEL:                                      3.10%
   48,800   GAYLORD ENTERTAINMENT CO.                           1,478,152
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                              20.72%
   53,600   AMERICAN CAMPUS COMMUNITIES, INC.                   1,466,496
   49,000   APARTMENT INVESTMENT &  MANAGEMENT CO.              1,754,690
   23,600   BRE PROPERTIES CLASS A                              1,075,216
   65,900   COLONIAL PROPERTIES TRUST                           1,584,895
   40,900   POST PROPERTIES INC.                                1,579,558
   52,400   SUN COMMUNITIES, INC.                               1,074,200
   55,200   UDR, INC.                                           1,353,504
                                                                ---------
                                                                ---------
                                                                9,888,559
                                                                ---------
                                                                ---------

            OFFICE/INDUSTRIAL:                         18.18%
   57,500   ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST (Cana1,088,124
   25,500   DOUGLAS EMMETT INC.                                  562,530
   74,100   DUKE REALTY CORP.                                   1,690,221
   54,900   LIBERTY PROPERTY TRUST                              1,707,939
   44,200   MACK-CALI REALTY CORP                               1,578,382
  157,800   MISSION WEST PROPERTIES INC.                        1,491,210
   10,700   PS BUSINESS PARKS                                     555,330
                                                                ---------
                                                                ---------
                                                                8,673,736
                                                                ---------
                                                                ---------


            RETAIL:                                    17.58%
  122,500   KITE REALTY GROUP TRUST                             1,715,000
   66,800   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST           1,629,252
   76,900   RAMCO-GERSHENSON PROPERTIES TRUST                   1,623,359
   44,300   TANGER FACTORY OUTLET                               1,704,221
   49,900   WEINGARTEN REALTY                                   1,718,556
                                                                ---------
                                                                ---------
                                                                8,390,388
                                                                ---------
                                                                ---------

            TOTAL COMMON STOCKS                              $ 40,153,918
                                                                ---------
                                                                ---------

            PREFERRED STOCK:                           18.97%

            DIVERSIFIED/OTHER:                          2.07%
   25,800   COUSINS PROPERTIES INC., SERIES A, 7.75%            $ 545,412
   17,500   PUBLIC STORAGE INC., SERIES A, 6.125%                 439,425
                                                                ---------
                                                                ---------
                                                                  984,837
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 2.67%
   18,800   BIOMED REALTY TRUST, SERIES A, 7.375%                417,360
   20,300   HCP INC., SERIES F, 7.100%                           444,367
   16,900   HEALTHCARE REIT, INC., SERIES D, 7.875%              413,205
                                                                ---------
                                                                ---------
                                                               1,274,932
                                                                ---------
                                                                ---------

            HOTEL:                                      0.89%
   21,800   LASALLE HOTEL PROPERTIES, SERIES G, 7.250%           425,100
                                                                ---------
                                                                ---------

            INDUSTRIAL:                                 0.89%
   19,200   DUKE REALTY CORP., SERIES L, 6.60%                   424,128
                                                                ---------
                                                                ---------


            MORTGAGE:                                   0.83%
   25,200   ISTAR FINANCIAL INC., SERIES D, 8.000%               396,396
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                               3.50%
   19,200   APARTMENT INVESTMENT & MANAGEMENT CO., SERIES Y, 7.87426,048
   20,700   BRE PROPERTIES, SERIES C, 6.750%                     440,496
   15,600   COLONIAL PROPERTIES TRUST, SERIES D, 8.125%          380,640
   17,700   MID-AMERICAN APARTMENT COMMUNITIES, SERIES H, 8.30% *429,225
                                                                ---------
                                                                ---------
                                                               1,676,409
                                                                ---------
                                                                ---------

            OFFICE:                                     3.20%
   18,600   BRANDYWINE REALTY TRUST SERIES C, 7.50%              382,974
   14,700   DIGITAL REALTY SERIES B, 7.875%                      316,050
   19,300   KILROY REALTY CORP., SERIES F, 7.500%                408,967
   18,400   SL GREEN REALTY CORP.,  SERIES C, 7.625%             417,128
                                                                ---------
                                                                ---------
                                                               1,525,119
                                                                ---------
                                                                ---------

            RETAIL:                                     4.91%
   20,100   CBL & ASSOCIATES PROPERTIES, SERIES C, 7.75%         414,060
   15,700   DEVELOPERS DIVERSIFIED REALTY, SERIES H, 7.375%      336,451
   19,000   REGENCY CENTERS CORP, SERIES E, 6.70%                413,630
   17,600   TANGER FACTORY OUTLET SERIES C, 7.50%                409,200
   16,800   URSTADT BIDDLE PROPERTIES, INC., SERIES D, 7.50%     381,360
   18,700   WEINGARTEN REALTY INVESTMENT, SERIES F, 6.500%       389,895
                                                                ---------
                                                                ---------
                                                               2,344,596
                                                                ---------
                                                                ---------

            TOTAL PREFERRED STOCKS                           $ 9,051,517
                                                                ---------
                                                                ---------


            TOTAL LONG POSITIONS                             $ 49,205,435
                                                                ---------
                                                                ---------


            SECURITIES SOLD SHORT
            COMMON STOCK                               -6.48%

            DIVERSIFIED/OTHER:                         -4.20%
(10,800)  COUSINS PROPERTIES INC.                               (266,868)
(12,300)  CB RICHARD ELLIS GROUP, INC.                          (266,172)
(3,600) JONES LANG LASALLE INC.                                 (278,424)
(6,100) PLUM CREEK TIMBER CO.                                   (248,270)
(7,300) SPDR DOW JONES WILSHIRE INTERNATIONAL REAL ESTATE ET (385,805) (6,300) ST. JOE COMPANY (270,459) (4,600) VANGUARD REIT VIPERS (289,938)
                                                                ---------
                                                                ---------
                                                              (2,005,936)
                                                                ---------
                                                                ---------

            HOTEL:                                     -0.46%
   (2,200)  WYNN RESORTS, LTD.                                  (221,408)
                                                                ---------
                                                                ---------

            MORTGAGE:                                  -0.68%
   (6,800)  FIRSTFED FINANCIAL CORP.                            (184,620)
  (17,100)  VINEYARD NATIONAL BANCORP COMPANY                   (138,852)
                                                                ---------
                                                                ---------
                                                                (323,472)
                                                                ---------
                                                                ---------

            OFFICE/INDUSTRIAL:                         -0.58%
   (4,700)  PROLOGIS SHS                                        (276,642)
                                                                ---------
                                                                ---------

            RETAIL:                                    -0.55%
   (6,900)  GENERAL GROWTH                                      (263,373)
                                                                ---------
                                                                ---------


            TOTAL SECURITIES SOLD SHORT                     $ (3,090,831)
                                                                ---------
                                                                ---------

            TOTAL SECURITIES                       96.64%   $ 46,114,604
            CASH AND CASH EQUIVALENTS               3.36%        769,008
                                                      --------  ---------
                                                      --------  ---------
            TOTAL INVESTMENTS                     100.00%   $ 47,718,930
                                                      ========  =========
                                                      ========  =========


     FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS (157)"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

    Valuation Inputs:                                 Investment in Securities:

    Level 1 - Quoted Prices                             $ 46,114,604
    Level 2 - Other Significant Observable Inputs              -
    Level 3 - Significant Unobservable Inputs                  -
                                                          ---------
                                                          ---------
                     Total:                             $ 46,114,604
                                                           ---------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 16, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date:  May 16, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 16, 2008
      ------------------------------------